Note 21 - Non-current assets and disposal groups classified as held for sale (Details) - EUR (€)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		€ 3,079,000,000	€ 2,001,000,000	€ 23,853,000,000
Foreclosures And Recoveries [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[1]	1,647,000,000	2,211,000,000	6,207,000,000
Foreclosure [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		1,553,000,000	2,135,000,000	6,047,000,000
Recoveries From Financial Leases [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		94,000,000	76,000,000	160,000,000
Other Assets From Property Plant And Equipment Operating Leases [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		310,000,000	433,000,000	447,000,000
Business Sale - Assets [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[2]	1,716,000,000	29,000,000	18,623,000,000
Accrued Amortization [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[3]	(51,000,000)	(44,000,000)	(77,000,000)
Impairment Losses [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		(543,000,000)	(628,000,000)	(1,348,000,000)
Total Member
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		€ 3,079,000,000	€ 2,001,000,000	€ 23,853,000,000

[1]	(*) Corresponds mainly to the agreement with Cerberus to transfer the "Real Estate" business in Spain in 2018 (see Note 3).
[2]	(**) The 2019 balance corresponds mainly to the BBVA´ s stake in BBVA Paraguay and 2017 balance corresponds mainly to the BBVA´s stake in BBVA Chile sold in 2018 (see Note 3).
[3]	(***) Amortization accumulated until related asset reclassified as “non-current assets and disposal groups classified as held for sal e”.